Financial instruments - Fair values and risk management - Derivative financial instruments - interest rate risk exposure (Details) € in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 EUR (€)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Borrowings	€ 5,077,000	€ 5,427,000	€ 4,211,000
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Percentage of Reasonably Possible Increase in Risk Assumption	1.00%			1.00%
Percentage of Reasonably Possible Decrease in Risk Assumption	1.00%			1.00%
Increase (decrease) in net interest income and expense due to reasonably possible increase in designated risk	€ (19,000)	6,000	38,000
Increase (decrease) in net interest income and expense due to reasonably possible decrease in designated risk	33,000	48,000	(38,000)
Increase (Decrease) In Equity Due To Reasonably Possible decrease In Designated Risk Component	0	0	0
Cross currency interest rate swap contract | USD denominated debt covered by USD to Euro cross currency fixed interest swap | Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Borrowings | $				$ 48.1	$ 65.0	$ 82.0
Cross currency interest rate swap contract | Value of debt after swap | USD denominated debt covered by USD to Euro cross currency fixed interest swap | Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Borrowings	€ 38,000	€ 52,000	€ 65,000
Cross currency interest rate swap contract | Value of debt after swap | USD denominated debt covered by USD to Euro cross currency fixed interest swap | Cash Flow Hedges | Minimum
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	1.54%			1.54%
Cross currency interest rate swap contract | Value of debt after swap | USD denominated debt covered by USD to Euro cross currency fixed interest swap | Cash Flow Hedges | Maximum
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	1.79%			1.79%